Asbestos - Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 AUD ($) claim	Mar. 31, 2022 AUD ($) claim	Mar. 31, 2021 AUD ($) claim	Mar. 31, 2020 AUD ($) claim	Mar. 31, 2019 AUD ($) claim	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Loss Contingency, Pending Claims, Number [Roll Forward]
Number of open claims at beginning of period	365	360	393	332	336
Number of new claims, direct claims	403	411	392	449	430
Number of new claims, cross claims	152	144	153	208	138
Number of closed claims	561	550	578	596	572
Number of open claims at end of period	359	365	360	393	332
Average settlement amount per settled claim	$ 303	$ 314	$ 248	$ 277	$ 262	$ 208	$ 232	$ 178	$ 189	$ 191
Average settlement amount per case closed 1	$ 271	$ 282	$ 225	$ 245	$ 234	$ 186	$ 208	$ 162	$ 167	$ 171